Derivative Financial Instruments - Schedule of The Effect of Derivative Instruments on the Consolidated Statements of Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments | Derivatives in cash flow hedging relationships | Interest Rate Contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income	[1]	$ 0	$ 0	$ (115)
Derivatives designated as hedging instruments | Derivatives in cash flow hedging relationships | Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income	[1]	0	0	0
Derivatives designated as hedging instruments | Derivatives in net investment hedging relationships | Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI (effective portion)		0	0	0
Derivatives designated as hedging instruments | Derivatives in net investment hedging relationships | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI (effective portion)		80	14	(9)
Derivatives not designated as hedging instruments | Interest Rate Contracts | Other income (expense)
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income		(3)	(23)	(90)
Derivatives not designated as hedging instruments | Foreign exchange contracts | Other income (expense)
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income		$ 4	$ (2)	$ (2)

[1]	No gain (loss) recognized in consolidated statements of operations due to ineffectiveness.